Acquisitions and disposals - Shenlanbao (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 24, 2025 CNY (¥)	Jul. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2021 CNY (¥)
Acquisitions and disposal
Goodwill			¥ 80,751		¥ 80,751	¥ 3,420	$ 11,063		¥ 3,420
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest			¥ (16,627)	$ (2,278)	¥ (3,536)	¥ 0
Shenlanbao
Acquisitions and disposal
Percentage of voting interest to be acquired								100.00%
Percentage of voting interest acquired in step acquisition		60.00%
Consideration		¥ 216,000
Remaining percentage of ownership interest acquire upon satisfaction of condition		40.00%
Net assets acquired		¥ 144,215
Goodwill		77,331
Deferred tax liabilities		(30,250)
Mezzanine Equity - Redeemable non-controlling interest		(96,296)
Total		216,000
Cash and cash equivalents and restricted cash		20,095
Short-term investments		72,631
Accounts receivable		46,582
Contract assets		54,077
Accrued expenses and other current liabilities		59,226
Amount of goodwill from acquisition deductible for tax purposes		0
Shenlanbao | Subsequent Event
Acquisitions and disposal
Total consideration for remaining equity interests to be acquired	¥ 7,100
Shenlanbao | Trademark
Acquisitions and disposal
Newly identified and appreciation of intangible assets		75,000
Shenlanbao | Insurance brokerage license
Acquisitions and disposal
Newly identified and appreciation of intangible assets		¥ 46,000